Property and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consists of the following:

	As of March 31, 2025	As of September 30, 2024
Cost
Office equipment	$29,646	$30,672
Vehicle	308,053	319,574
Leasehold improvement	9,924	10,385
	347,623	360,631

Less: accumulated depreciation and amortization	(297,029)	(274,824)
Property and equipment, net	$50,594	$85,807